Trade and other Payables - Summary of Trade and Other Current Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Trade And Other Payables [Line Items]
Trade and other payables, current	$ 1,533,475	$ 1,535,871	[1]	$ 1,669,660	[1]
Trade and other payables non-current	985,569	969,504	[1]	678,966	[1]
Electricity Distribution Segment [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	177,975	130,967		0
Trade and other payables non-current	985,379	968,952		678,432
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	691,786	591,498		337,996
Trade and other payables non-current	985,379	968,952		678,432
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	133,292	189,894		291,369
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	442,352	490,938		411,234
Trade and other payables non-current				331
Payable For Assets Acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	136,431	178,475		469,613
Trade and other payables non-current	189	189		189
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	1,403,861	1,450,805		1,510,212
Trade and other payables non-current	985,568	969,141		678,952
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	71,187	35,807		91,962
Payables to employees [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	38,963	42,650		52,717
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	19,464	6,609		14,769
Trade and other payables non-current	1	363		14
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	129,614	85,066		159,448
Trade and other payables non-current	$ 1	$ 363		$ 14

[1]	See Note 3.